Leases - Lease Obligations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 3,066
Additions	540
Interest accretion	163
Lease repayments	(1,319)
Effects of foreign exchange	(56)
Balance – End of period	2,394
Current	1,513	$ 1,374
Non-current	881	1,692
Lease liabilities	$ 2,394	$ 3,066